Acquired intellectual property and other intangible assets - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($)
Changes in intangible assets other than goodwill [abstract]
Opening net book value	$ 12,616	$ 14,116
Additions	17	45
Amortization for the year	(1,389)	(1,545)
Closing net book value	$ 11,244	12,616
Estimated useful lives or amortisation rates, intangible assets other than goodwill | yr	8.59
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	$ 20,626
Closing net book value	20,643	20,626
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(8,010)
Closing net book value	(9,399)	(8,010)
Patents
Changes in intangible assets other than goodwill [abstract]
Opening net book value	558	773
Additions	17	45
Amortization for the year	(104)	(260)
Closing net book value	471	558
Patents | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	1,551
Closing net book value	1,568	1,551
Patents | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(993)
Closing net book value	(1,097)	(993)
Acquired intellectual property and reacquired rights
Changes in intangible assets other than goodwill [abstract]
Opening net book value	12,058	13,343
Additions	0	0
Amortization for the year	(1,285)	(1,285)
Closing net book value	10,773	12,058
Acquired intellectual property and reacquired rights | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	19,075
Closing net book value	19,075	19,075
Acquired intellectual property and reacquired rights | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(7,017)
Closing net book value	$ (8,302)	$ (7,017)